Related Party Transactions (Parenthetical) (Detail) - Du Xiaoman ¥ in Billions, $ in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Short-term interest-bearing loan receivable	$ 1.7	¥ 12.0
Minimum
Related Party Transaction [Line Items]
Long term loans, interest rate	3.78%	3.78%
Minimum | Service Provided
Related Party Transaction [Line Items]
Long term loans, interest rate	4.28%	4.28%
Maximum
Related Party Transaction [Line Items]
Long term loans, interest rate	4.28%	4.28%
Maximum | Service Provided
Related Party Transaction [Line Items]
Long term loans, interest rate	5.00%	5.00%